UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Proxima Capital Management, LLC

Address:    845 Third Avenue, 21st Floor
            New York, New York  10022

13F File Number: 028-13766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Youlia Miteva
Title:     Managing Member
Phone:     (212) 897-5710


Signature, Place and Date of Signing:

/s/ Youlia Miteva               New York, New York             May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $611,254
                                         (thousands)


List of Other Included Managers:   None

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                                                        FORM 13F INFORMATION TABLE

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COLUMN 1                       COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED   NONE
--------------                 --------       -----       --------  -------   --- ----   ----------  --------  ----    ------   ----
ADVANCED MICRO DEVICES INC     COM            007903107   18,847    2,350,000 SH         SOLE        NONE      2,350,000
ALERE INC                      COM            01449J105    4,886      187,839 SH         SOLE        NONE        187,839
AOL INC                        COM            00184X105   17,642      930,000 SH         SOLE        NONE        930,000
AUXILIUM PHARMACEUTICALS INC   COM            05334D107    2,557      137,712 SH         SOLE        NONE        137,712
BABCOCK & WILCOX CO NEW        COM            05615F102   14,714      571,402 SH         SOLE        NONE        571,402
COMPUWARE CORP                 COM            205638109    9,199    1,001,000 SH         SOLE        NONE      1,001,000
COMVERSE TECHNOLOGY INC        COM PAR $0.10  205862402    7,696    1,120,272 SH         SOLE        NONE      1,120,272
CORELOGIC INC                  COM            21871D103   13,506      827,601 SH         SOLE        NONE        827,601
COWEN GROUP INC NEW            CL A           223622101      299      110,323 SH         SOLE        NONE        110,323
E TRADE FINANCIAL CORP         COM NEW        269246401   21,725    1,984,017 SH         SOLE        NONE      1,984,017
EMULEX CORP                    COM NEW        292475209   11,385    1,096,800 SH         SOLE        NONE      1,096,800
FORMFACTOR INC                 COM            346375108    7,477    1,340,006 SH         SOLE        NONE      1,340,006
GENON ENERGY INC               COM            37244E107    9,621    4,625,473 SH         SOLE        NONE      4,625,473
HARVEST NATURAL RESOURCES IN   COM            41754V103    4,373      617,616 SH         SOLE        NONE        617,616
HEWLETT PACKARD CO             COM            428236103    2,621      110,000 SH         SOLE        NONE        110,000
INTERDIGITAL INC               COM            45867G101   19,359      555,348 SH         SOLE        NONE        555,348
INTERMUNE INC                  COM            45884X103    3,406      232,200 SH         SOLE        NONE        232,200
ISHARES TR                     RUSSELL 2000   464287655   76,599      925,000     PUT    SOLE        NONE        925,000
LEGG MASON INC                 COM            524901105    7,458      267,024 SH         SOLE        NONE        267,024
LIVE NATION ENTERTAINMENT IN   COM            538034109   19,482    2,072,530 SH         SOLE        NONE      2,072,530
LOUISIANA PAC CORP             COM            546347105    8,796      940,700 SH         SOLE        NONE        940,700
MEDASSETS INC                  COM            584045108   19,264    1,463,800 SH         SOLE        NONE      1,463,800
MEDCO HEALTH SOLUTIONS INC     COM            58405U102   34,096      485,000 SH         SOLE        NONE        485,000
MEMC ELECTR MATLS INC          COM            552715104   26,534    7,350,001 SH         SOLE        NONE      7,350,001
MICRON TECHNOLOGY INC          COM            595112103   10,363    1,280,201 SH         SOLE        NONE      1,280,201
NXP SEMICONDUCTORS N V         COM            N6596X109   34,593    1,300,000 SH         SOLE        NONE      1,300,000
OM GROUP INC                   COM            670872100   10,316      375,004 SH         SOLE        NONE        375,004
PHH CORP                       COM NEW        693320202   10,210      660,004 SH         SOLE        NONE        660,004
QIHOO 360 TECHNOLOGY CO LTD    ADS            74734M109   10,587      433,000     CALL   SOLE        NONE        433,000
REPUBLIC AWYS HLDGS INC        COM            760276105    5,773    1,168,632 SH         SOLE        NONE      1,168,632
RITE AID CORP                  COM            767754104    2,202    1,265,468 SH         SOLE        NONE      1,265,468
ROCK-TENN CO                   CL A           772739207   32,252      477,384 SH         SOLE        NONE        477,384
SANDISK CORP                   COM            80004C101   16,975      342,300 SH         SOLE        NONE        342,300
SHAW GROUP INC                 COM            820280105    4,757      150,000 SH         SOLE        NONE        150,000
SUNCOKE ENERGY INC             COM            86722A103    7,832      551,196 SH         SOLE        NONE        551,196
SUNOCO INC                     COM            86764P109   13,978      366,400 SH         SOLE        NONE        366,400
SWIFT TRANSN CO                CL A           87074U101    6,173      534,935 SH         SOLE        NONE        534,935
TOWER GROUP INC                COM            891777104   17,431      777,147 SH         SOLE        NONE        777,147
TRANSOCEAN LTD                 REG SHS        H8817H100   14,681      268,400 SH         SOLE        NONE        268,400
USEC INC                       COM            90333E108      928      875,000 SH         SOLE        NONE        875,000
VEECO INSTRS INC DEL           COM            922417100      286       10,000 SH         SOLE        NONE         10,000
VERINT SYS INC                 COM            92343X100    3,671      113,323 SH         SOLE        NONE        113,323
XEROX CORP                     COM            984121103    1,511      187,000     CALL   SOLE        NONE        187,000
XEROX CORP                     COM            984121103   37,537    4,648,525 SH         SOLE        NONE      4,648,525
XYLEM INC                      COM            98419M100    7,656      275,900 SH         SOLE        NONE        275,900

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